Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets [abstract]
Cash and equivalents (note 25a)	$ 4,074	$ 4,148
Accounts receivable (note 18)	763	693
Current inventories	1,942	1,782
Other current assets (note 18)	853	815
Total current assets	7,632	7,438
Non-current assets [abstract]
Non-current portion of inventory (note 17)	2,783	2,738
Equity in investees (note 16)	4,112	4,133
Property, plant and equipment (note 19)	28,559	26,416
Intangible assets (note 20a)	148	149
Goodwill (note 20b)	3,097	3,581
Other non-current assets	1,295	1,356
Total assets	47,626	45,811
Current liabilities [abstract]
Accounts payable (note 23)	1,613	1,503
Debt (note 25b)	24	11
Current income tax liabilities	545	303
Other current liabilities (note 24)	460	539
Total current liabilities	2,642	2,356
Non-current liabilities [abstract]
Debt (note 25b)	4,705	4,715
Provisions (note 27)	1,962	2,058
Deferred income tax liabilities (note 30)	3,887	3,439
Other liabilities (note 29)	1,174	1,241
Total liabilities	14,370	13,809
Equity [abstract]
Capital stock (note 31)	27,661	28,117
Deficit	(5,269)	(6,713)
Accumulated other comprehensive income	33	24
Other	1,865	1,913
Total equity attributable to Barrick Gold Corporation shareholders	24,290	23,341
Non-controlling interests (note 32)	8,966	8,661
Total equity	33,256	32,002
Total liabilities and equity	$ 47,626	$ 45,811